BALANCE SHEETS - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash	$ 389,730	$ 1,403,403
Accounts receivable, net	61,595
Inventory	8,478
Prepaid Expense and other current assets	2,500	10,637
Advance payment on related party lease		10,413
Total Assets	462,303	1,424,453
Current Liabilities
Accounts payable and accrued liabilities	134,007	79,915
Accounts payable - related party	1,000	16,100
Derivative liability	1,406,596	1,438,814
Total liabilities	1,541,603	1,534,829
Stockholders' Deficiency
Common stock, par value $0.001 per share; 525,000,000 shares authorized; 72,968,915 and 66,832,323 shares issued and outstanding, respectively	72,969	66,833
Unvested, issued common stock		(149,714)
Additional paid-in-capital	11,222,965	8,299,366
Accumulated deficit	(12,375,234)	(8,326,861)
Total stockholders' deficiency	(1,079,300)	(110,376)
Total liabilities and stockholders' deficiency	$ 462,303	$ 1,424,453